UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-09607

Fairholme Funds, Inc.
(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor Miami, FL 33137
(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                                 Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-866-202-2263

Date of fiscal year end:    November 30

Date of reporting period: August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 72.6%
	DIVERSIFIED BANKS — 15.4%
81,607,015	Bank of America Corp.	$1,313,056,871

	DIVERSIFIED HOLDING COMPANIES — 3.2%
10,957,350	Leucadia National Corp.	273,166,736

	MORTGAGE FINANCE — 1.1%
11,483,600	Federal Home Loan Mortgage Corp. (a)	43,867,352
13,657,300	Federal National Mortgage Association (a)	53,126,897

		96,994,249

	MULTI-LINE INSURANCE — 40.6%
61,756,499	American International Group, Inc.	3,462,069,334

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.9%
23,136,502	The St. Joe Co. (a)(b)(c)	501,136,633

	RETAIL DEPARTMENT STORES — 5.8%
14,212,673	Sears Holdings Corp. (a)(c)	494,601,020

	RETAILER — 0.6%
1,641,616	Lands’ End, Inc. (a)(c)	56,602,919

TOTAL DOMESTIC EQUITY SECURITIES (COST $4,702,557,955)		6,197,627,762

	FOREIGN EQUITY SECURITIES — 0.4%
	CANADA — 0.4%
	METALS & MINING — 0.4%
3,860,300	Imperial Metals Corp. (a)(c)	31,953,187

TOTAL FOREIGN EQUITY SECURITIES (COST $43,847,485)		31,953,187

Shares		Value
	DOMESTIC PREFERRED EQUITY SECURITIES — 15.0%
	MORTGAGE FINANCE — 15.0%
	Federal Home Loan Mortgage Corp.
33,973,500	7.875%, Series Z (a)(d)	$395,791,275
5,750,575	5.570%, Series V (a)	58,368,336
2,383,100	6.550%, Series Y (a)	23,354,380
1,614,250	0.350%, Series M (a)(d)	27,765,100
1,308,929	0.897%, Series B (a)(d)	22,421,954
894,600	5.100%, Series H (a)	16,684,290
519,142	2.620%, Series L (a)(d)	8,882,520
450,000	5.900%, Series U (a)	4,441,500
437,340	5.660%, Series W (a)	4,202,837
200,000	5.000%, Series F (a)	3,880,000
	Federal National Mortgage Association
50,477,519	7.750%, Series S (a)(d)	555,252,709
5,172,343	7.000%, Series O (a)(d)	98,429,687
3,558,097	4.500%, Series P (a)(d)	31,667,063
1,557,500	6.750%, Series Q (a)	14,578,200
1,500,000	7.625%, Series R (a)	14,700,000
256,000	0.080%, Series G (a)(d)	4,528,640

		1,284,948,491

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $587,577,568)		1,284,948,491

	WARRANTS — 6.5%

	MULTI-LINE INSURANCE — 6.5%
21,588,480	American International Group, Inc.,
	Vested, Strike Price $45.00, Expire 01/19/2021 (a)(e)	555,039,821

TOTAL WARRANTS (COST $351,676,339)		555,039,821

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)
August 31, 2014 (unaudited)

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS — 4.7%
$25,000,000	U.S. Treasury Bills 0.097%, 09/18/2014 (f)	$24,999,168
125,000,000	U.S. Treasury Bills 0.101%, 10/16/2014 (f)	124,984,297
50,000,000	U.S. Treasury Bills 0.046%, 01/15/2015 (f)	49,995,300
50,000,000	U.S. Treasury Bills 0.119%, 03/05/2015 (f)	49,987,850
100,000,000	U.S. Treasury Bills 0.094%, 05/28/2015 (f)	99,964,600
50,000,000	U.S. Treasury Bills 0.091%, 06/25/2015 (f)	49,978,400

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $399,849,322)		399,909,615

Shares		Value
	MONEY MARKET FUNDS — 0.7%
56,643,428	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.080% (g)	$56,643,428

TOTAL MONEY MARKET FUNDS (COST $56,643,428)		56,643,428

TOTAL INVESTMENTS — 99.9% (COST $6,142,152,097)		8,526,122,304
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	6,347,275

NET ASSETS — 100.0%		$8,532,469,579

(a)	Non-income producing security.
(b)

Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $501,136,633, which represents 5.87% of the Fund’s net assets. Information related to these securities is as follows:

Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	08/31/2014 Carrying Value Per Unit
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$21.66

(c)	Affiliated Company. See Note 3.
(d)	Variable rate security. Rates shown are the effective rates as of August 31, 2014.
(e)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of August 31, 2014.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2014 (unaudited)

Note 1. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of August 31, 2014, fixed income securities are valued by the Manager utilizing the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at August 31, 2014, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)
August 31, 2014 (unaudited)

utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)
August 31, 2014 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of August 31, 2014 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 08/31/2014
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$6,197,627,762	$—	$6,197,627,762
Foreign Equity Securities*	31,953,187	—	31,953,187
Domestic Preferred Equity Securities*	1,252,741,891	32,206,600	1,284,948,491
Warrants*	555,039,821	—	555,039,821
U.S. Government Obligations	—	399,909,615	399,909,615
Money Market Funds	56,643,428	—	56,643,428

TOTAL INVESTMENTS	$8,094,006,089	$432,116,215	$8,526,122,304

*	Industry classifications for these categories are detailed in the Schedule of Investments.

During the period ended August 31, 2014, certain preferred equity securities were transferred from Level 1 to Level 2 as the markets for these investments were not considered active as of August 31, 2014. The beginning of period value of the securities that transferred from Level 1 to Level 2 during this period amounted to $23,235,693. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at August 31, 2014, or November 30, 2013.

Warrants: The Fund’s investments in warrants as of August 31, 2014, are presented within the Schedules of Investments.

The Fund’s warrant positions during the period ended August 31, 2014, had an average monthly market value of approximately $480,926,569.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at August 31, 2014, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$6,142,152,097	$2,917,459,478	$(533,489,271)	$2,383,970,207

There were no differences between book basis and tax basis.

Note 3. Transactions in Shares of Affiliates

Portfolio companies in which the Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fund. The aggregate fair value of all securities of affiliates held in the Fund as of August 31, 2014, amounted to $1,084,293,759, representing 12.71% of the Fund’s net assets.

THE FAIRHOLME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)
August 31, 2014 (unaudited)

Transactions in the Fund during the period ended August 31, 2014, in which the issuer was an affiliate are as follows:

	November 30, 2013	Gross Additions	Gross Deductions	August 31, 2014
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income
American International Group, Inc.(a)	74,090,125	—	1,152,400	—	$—	$23,691,846	$7,409,013
Imperial Metals Corp.(b)	2,705,300	1,155,000	—	3,860,300	31,953,187	—	—
Lands’ End, Inc.	—	4,275,103	2,633,487	1,641,616	56,602,919	(70,036,349)	—
Sears Holdings Corp.	14,212,673	—	—	14,212,673	494,601,020	—	—
The St. Joe Co.	23,136,502	—	—	23,136,502	501,136,633	—	—
American International Group, Inc., Vested, Strike Price $45.00, Expire 01/19/2021(a)	21,588,480	—	—	—	—	—	—

Total					$1,084,293,759	$(46,344,503)	$7,409,013

(a)

Company is not an “affiliated company” as of August 31, 2014, but remains an investment in the Fund’s portfolio. Realized gain or loss and/or investment income is shown for transactions that occurred through the date the Fund no longer owned 5% or more of the outstanding voting securities of the issuer.

(b)	Company was not an “affiliated company” at November 30, 2013.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 2.0%
	DIVERSIFIED TELECOMMUNICATIONS — 1.0%
68,500	AT&T, Inc.	$2,394,760

	WIRELESS TELECOMMUNICATION SERVICES — 1.0%
71,000	Vodafone Group plc, ADR	2,438,140

TOTAL DOMESTIC EQUITY SECURITIES (COST $5,011,266)		4,832,900

	DOMESTIC PREFERRED EQUITY SECURITIES — 23.1%
	CONSUMER FINANCE — 3.8%
9,200	Ally Financial, Inc., Preferred, 7.000%, Series G (a)	9,292,000

	DIVERSIFIED BANKS — 3.8%
364,000	Bank of America Corp., Preferred, 4.000%, Series 5	7,698,600
79,100	Bank of America Corp., Preferred, 4.000%, Series 4	1,728,335

		9,426,935

	MORTGAGE FINANCE — 13.1%
1,029,724	Federal Home Loan Mortgage Corp., Preferred, 6.550%, Series Y (b)	10,091,295
1,167,500	Federal National Mortgage Association, Preferred, 7.000%, Series O (b)(c)	22,217,525

		32,308,820

	OIL & NATURAL GAS EXPLORATION — 2.4%
59,100	Chesapeake Energy Corp., Preferred, 5.000%	6,072,525

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $38,712,385)		57,100,280

Principal		Value
	DOMESTIC CORPORATE BONDS — 25.0%
	RETAIL DEPARTMENT STORES — 25.0%
$67,574,000	Sears Holdings Corp. 6.625%, 10/15/2018	$61,607,216

TOTAL DOMESTIC CORPORATE BONDS (COST $65,298,902)		61,607,216

	FOREIGN CORPORATE BONDS — 9.4%
	CANADA — 9.4%
	METALS & MINING — 9.4%
24,600,000	Imperial Metals Corp. 7.000%, 03/15/2019 (a)	23,308,500

TOTAL FOREIGN CORPORATE BONDS (COST $22,206,701)		23,308,500

	U.S. GOVERNMENT OBLIGATIONS — 34.5%
20,000,000	U.S. Treasury Bills 0.096%, 10/16/2014 (d)	19,997,556
10,000,000	U.S. Treasury Bills 0.118%, 11/13/2014 (d)	9,999,650
10,000,000	U.S. Treasury Bills 0.051%, 12/04/2014 (d)	9,999,610
10,000,000	U.S. Treasury Bills 0.051%, 01/22/2015 (d)	9,998,920
35,000,000	U.S. Treasury Bills 0.107%, 04/30/2015 (d)	34,988,905

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $84,972,987)		84,984,641

Shares
	MONEY MARKET FUNDS — 1.0%
2,407,156	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.080% (e)	2,407,156

TOTAL MONEY MARKET FUNDS (COST $2,407,156)		2,407,156

The accompanying notes are an integral part of the schedule of investments.

1

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)
August 31, 2014 (unaudited)

Value
MISCELLANEOUS INVESTMENTS — 4.1%(f)
(COST $10,196,086)	$10,158,835

TOTAL INVESTMENTS — 99.1% (COST $228,805,483)	244,399,528
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%	2,301,858

NET ASSETS — 100.0%	$246,701,386

(a)

Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $32,600,500, which represents 13.21% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Variable rate security. Rate shown is the effective rate as of August 31, 2014.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of August 31, 2014.
(f)	Represents previously undisclosed unrestricted securities, which the Fund has held for less than one year.

The accompanying notes are an integral part of the schedule of investments.

2

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2014 (unaudited)

Note 1. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of August 31, 2014, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at August 31, 2014, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and

3

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)
August 31, 2014 (unaudited)

are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

4

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)
August 31, 2014 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of August 31, 2014 is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 08/31/2014
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$4,832,900	$—	$4,832,900
Domestic Preferred Equity Securities*	57,100,280	—	57,100,280
Domestic Corporate Bonds*	—	61,607,216	61,607,216
Foreign Corporate Bonds*	—	23,308,500	23,308,500
U.S. Government Obligations	—	84,984,641	84,984,641
Money Market Funds	2,407,156	—	2,407,156
Miscellaneous Investments	10,158,835	—	10,158,835

TOTAL INVESTMENTS	$74,499,171	$169,900,357	$244,399,528

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the period ended August 31, 2014.

There were no Level 3 investments at August 31, 2014, or November 30, 2013.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at August 31, 2014, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$228,805,483	$19,554,161	$(3,960,116)	$15,594,045

There were no differences between book basis and tax basis.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

5

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS
August 31, 2014 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES — 29.8%
	DIVERSIFIED HOLDING COMPANIES — 3.7%
531,700	Leucadia National Corp.	$13,255,281

	MULTI-LINE INSURANCE — 12.0%
772,900	American International Group, Inc.	43,328,774

	OIL & NATURAL GAS EXPLORATION — 3.2%
420,000	Chesapeake Energy Corp.	11,424,000

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
39,032	Homefed Corp. (a)	1,951,600

	RETAIL DEPARTMENT STORES — 8.5%
880,900	Sears Holdings Corp. (a)	30,655,320

	RETAILER — 1.9%
198,657	Lands’ End, Inc. (a)	6,849,693

TOTAL DOMESTIC EQUITY SECURITIES (COST $85,888,964)		107,464,668

	FOREIGN EQUITY SECURITIES — 4.7%
	CANADA — 4.7%
	METALS & MINING — 4.7%
2,070,700	Imperial Metals Corp. (a)	17,139,980

TOTAL FOREIGN EQUITY SECURITIES (COST $24,987,571)		17,139,980

	DOMESTIC PREFERRED EQUITY SECURITIES — 18.4%
	MORTGAGE FINANCE — 18.4%
	Federal Home Loan Mortgage Corp.
2,933,100	7.875%, Series Z (a)(b)	34,170,615
	Federal National Mortgage Association
2,951,200	7.750%, Series S (a)(b)	32,463,200

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $26,564,484)		66,633,815

Shares		Value
	WARRANTS — 32.2%
	DIVERSIFIED BANKS — 22.1%
5,570,428	Bank of America Corp., Vested, Strike Price $13.300, Expire 01/16/2019 (a)(c)	$39,884,264
718,000	JPMorgan Chase & Co., Vested, Strike Price $42.405, Expire 10/28/2018 (a)(c)	13,785,600
1,318,265	Wells Fargo & Co., Vested, Strike Price $33.996, Expire 10/28/2018 (a)(c)	26,009,368

		79,679,232

	LIFE INSURANCE — 2.3%
181,610	Lincoln National Corp., Vested, Strike Price $10.484, Expire 07/10/2019 (a)(c)	8,399,463

	MULTI-LINE INSURANCE — 7.8%
507,515	American International Group, Inc., Vested, Strike Price $45.000, Expire 01/19/2021 (a)(c)	13,048,210
524,400	Hartford Financial Services Group, Inc., Vested, Strike Price $9.418, Expire 06/26/2019 (a)(c)	15,018,816

		28,067,026

TOTAL WARRANTS (COST $49,611,654)		116,145,721

Principal
	U.S. GOVERNMENT OBLIGATIONS — 11.1%
$10,000,000	U.S. Treasury Bills 0.082%, 09/04/2014 (d)	9,999,933
10,000,000	U.S. Treasury Bills 0.101%, 10/16/2014 (d)	9,998,744
10,000,000	U.S. Treasury Bills 0.122%, 04/02/2015 (d)	9,997,200
10,000,000	U.S. Treasury Bills 0.107%, 04/30/2015 (d)	9,996,830

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $39,984,484)		39,992,707

The accompanying notes are an integral part of the schedule of investments.

1

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)
August 31, 2014 (unaudited)

Shares		Value
	MONEY MARKET FUNDS — 3.9%
14,261,615	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.080% (e)	$14,261,615

TOTAL MONEY MARKET FUNDS (COST $14,261,615)		14,261,615

Value
TOTAL INVESTMENTS — 100.1% (COST $241,298,772)	$361,638,506
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(470,177)

NET ASSETS — 100.0%	$361,168,329

(a)	Non-income producing security.
(b)	Variable rate security. Rates shown are the effective rates as of August 31, 2014.
(c)

Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.

(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of August 31, 2014.

The accompanying notes are an integral part of the schedule of investments.

2

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2014 (unaudited)

Note 1. Significant Accounting Policies

The Fund’s investments are reported at fair value as defined by Accounting Principles Generally Accepted in the United States of America (“U.S. GAAP”). The Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (“the Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed-income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of August 31, 2014, fixed-income securities are valued by the Manager utilizing valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at August 31, 2014 in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired or long-term securities, which are within sixty days of maturity are estimated by using the amortized cost method of valuation, which the Manager and the Board have determined will approximate fair value. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy.

Warrants: The Fund may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models

3

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)
August 31, 2014 (unaudited)

utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Fund uses several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA-developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) bona fide bids or offers made to the Manager by independent third parties. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of August 31, 2014 is as follows:

4

THE FAIRHOLME ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS (continued)
August 31, 2014 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 08/31/2014
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	—	$1,951,600	$1,951,600
Other*	$105,513,068	—	105,513,068
Foreign Equity Securities*	17,139,980	—	17,139,980
Domestic Preferred Equity Securities*	66,633,815	—	66,633,815
Warrants*	116,145,721	—	116,145,721
U.S. Government Obligations	—	39,992,707	39,992,707
Money Market Funds	14,261,615	—	14,261,615

TOTAL INVESTMENTS	$319,694,199	$41,944,307	$361,638,506

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund had no transfers between Level 1 and Level 2 during the period ended August 31, 2014.

There were no Level 3 investments at August 31, 2014, or November 30, 2013.

Warrants: The Fund’s investments in warrants as of August 31, 2014, are presented within the Schedules of Investments.

The Fund’s warrant positions during the period ended August 31, 2014, had an average monthly market value of approximately $110,009,895.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation of investments at August 31, 2014, were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$241,298,772	$135,531,931	$(15,192,197)	$120,339,734

There were no differences between book basis and tax basis.

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

5

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	October 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	October 24, 2014

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date	October 24, 2014

* Print the name and title of each signing officer under his or her signature.